Related Party Loans (Details Textual) - USD ($)																								1 Months Ended						6 Months Ended		12 Months Ended
	May 02, 2018	Mar. 13, 2018	Mar. 09, 2018	Mar. 04, 2018	Feb. 20, 2018	Feb. 08, 2018	Jan. 29, 2018	Nov. 13, 2017	Sep. 08, 2017	Sep. 07, 2017	Aug. 31, 2017	Jul. 06, 2017	Jun. 26, 2017	May 11, 2017	May 09, 2017	May 04, 2017	Apr. 25, 2017	Apr. 12, 2017	Feb. 07, 2017	Dec. 21, 2016	Oct. 31, 2016	Oct. 13, 2016	Sep. 12, 2016	Jan. 16, 2018	Dec. 21, 2017	Jan. 26, 2017	Jan. 25, 2017	Oct. 24, 2016	May 26, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 20, 2017	Aug. 24, 2017	Feb. 28, 2017
Related Party Loans (Textual)
Convertible Notes - related party, net of debt discount																														$ 30,916
Net of debt discount																														(208,525)		(170,780)
Secured debt																																645,000
Debt Instrument, Unamortized Discount, Current																														(828,627)		(452,022)	(184,398)
Related party notes payable																														1,305,907		1,249,000	1,365,325
Debt discount																																	94,675
Line of credit borrow principal															$ 130,000
Line of credit interest rate, description															The LOC bears interest at a rate of 18%.
Aggregate principal amount																																60,000
Line of credit - related party																														130,000		130,000
Unpaid interest																																206,026
BCF and related debt discount																																583,681
Note payable, Outstanding Principal, Balance																														972,825		700,000	25,000
Notes payable related party																														1,334,000		1,249,000	1,460,000
Loss on extinguishment of debt																																500,157
Units of securities																																	288
Repaid principal																														85,675		$ 100,000
LOC bears interest rate																																3.75%	3.75%
May 2016 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Maturity date, description																													Payable on the maturity date of May 26, 2017 (the "May 2016 Rosen Maturity Date") at which time all outstanding principal, accrued and unpaid interest and other amounts due under the May 2016 Rosen Loan are due.
Secured debt																													$ 1,000,000
Warrants issued to purchase shares																													1,000,000
Note accrues interest rate																													12.50%
Interest and principal both due date																													May 26, 2017
Warrant term																													5 years
Warrants, exercise price																													$ 0.40
Unpaid interest										$ 150,128
September 2016 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																							$ 100,000
Warrants issued to purchase shares									25,000														150,000
Note accrues interest rate																							12.00%
Interest and principal both due date									Sep. 24, 2017
Warrant term									5 years														5 years
Warrants, exercise price									$ 0.20														$ 0.40
October 2016 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																						$ 50,000
Warrants issued to purchase shares																						50,000
Note accrues interest rate																						12.00%
Interest and principal both due date																						Nov. 22, 2017
Warrants, exercise price																						$ 0.40
October 2016 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																					$ 10,000
Warrants issued to purchase shares																					10,000
Note accrues interest rate																					10.00%
Interest and principal both due date																					Nov. 10, 2016
Warrant term																					5 years
Warrants, exercise price																					$ 0.30
October 2016 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																												$ 30,000
Warrants issued to purchase shares																												15,000
Note accrues interest rate																												9.00%
Interest and principal both due date																												Jan. 01, 2018
Warrants, exercise price																												$ 0.30
December 2016 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																				$ 275,000
Warrants issued to purchase shares																				166,666
Note accrues interest rate																				10.00%
Interest and principal both due date																				Nov. 22, 2017
Warrant term																				5 years
Warrants, exercise price																				$ 0.40
January 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																											$ 50,000
Warrants issued to purchase shares																											50,000
Note accrues interest rate																											10.00%
Interest and principal both due date																											Jan. 01, 2018
Warrant term																											5 years
Warrants, exercise price																											$ 0.30
January 2017 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																										$ 50,000
Warrants issued to purchase shares																										50,000
Note accrues interest rate																										10.00%
Warrant term																										5 years
Warrants, exercise price																										$ 0.30
February 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																			$ 10,000
Warrants issued to purchase shares																			10,000
Note accrues interest rate																			10.00%
Warrant term																			5 years
Warrants, exercise price																			$ 0.30
April 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																		$ 10,000
Warrants issued to purchase shares																		10,000
Note accrues interest rate																		10.00%
Interest and principal both due date																		Jan. 21, 2018
Warrant term																		5 years
Warrants, exercise price																		$ 0.30
April 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																		$ 10,000
Warrants issued to purchase shares																		10,000
Note accrues interest rate																		10.00%
Interest and principal both due date																		Jan. 21, 2018
Warrant term																		5 years
Warrants, exercise price																		$ 0.30
May 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt																$ 15,000
Warrants issued to purchase shares																10,500
Note accrues interest rate																12.00%
Interest and principal both due date																Sep. 01, 2017
Warrant term																5 years
Warrants, exercise price																$ 0.30
May 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt														$ 20,000
Warrants issued to purchase shares														20,000
Note accrues interest rate														10.00%
Interest and principal both due date														Sep. 30, 2017
Warrant term														5 years
Warrants, exercise price														$ 0.20
June 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Secured debt													$ 30,000
Warrants issued to purchase shares													22,500
Note accrues interest rate													10.00%
Interest and principal both due date													Jan. 21, 2018
Warrant term													5 years
Warrants, exercise price													$ 0.20
July 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate												10.00%
Interest and principal both due date												Jul. 21, 2017
Warrant term												5 years
July 2017 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Warrants issued to purchase shares												18,750
Interest and principal both due date												Jul. 21, 2017
Warrant term												5 years
Warrants, exercise price												$ 0.20
August 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																																			12.00%
September 2017 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Net of debt discount																																$ 0
Warrants issued to purchase shares					448,000			100,000	25,000
Interest and principal both due date					Sep. 08, 2018
Warrant term					5 years			5 years	5 years
Warrants, exercise price					$ 0.20			$ 0.20	$ 0.20
Loss on extinguishment of debt					$ 65,378
November 2017 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																																		15.00%
Repaid principal																														25,000
Repaid of interest																														637
November 2017 Rosen Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																																		15.00%
March 2018 Convertible Note Offering [Member] | Over-Allotment Option [Member]
Related Party Loans (Textual)
Fair value of warrants																														$ 900,000
Maturity date, description																														The Notes mature on the second (2nd) anniversary of their issuance dates.
Convertible secured promissory note, description																														The Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 14% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a four-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Units of securities																														$ 300,000
January 2018 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																								6.00%
Interest and principal both due date																								Jan. 31, 2018
Convertible secured promissory note, description																								The January 2018 Rosen Note is secured by an officer of the Company whereas upon default an officer of the company owes default shares to the lender equal to the amount of principal outstanding divided by 0.20.
Repaid principal																														60,000
Repaid of interest																														200
January 2018 Gordon Loan Agreement [Member]
Related Party Loans (Textual)
Note accrues interest rate																								6.00%
Interest and principal both due date																								Jan. 31, 2018
Convertible secured promissory note, description																								The January 2018 Gordon Note is secured by an officer of the Company whereas upon default an officer of the company owes default shares to the lender equal to the amount of principal outstanding divided by 0.20.
Repaid principal																														40,000
Repaid of interest																														105
First March 2018 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Warrants issued to purchase shares				10,000
Note accrues interest rate				12.00%
Interest and principal both due date				Mar. 19, 2018
Warrant term				5 years
Warrants, exercise price				$ 0.20
Repaid principal																														10,000
Repaid of interest																														260
Second March 2018 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Warrants issued to purchase shares			15,000
Note accrues interest rate			12.00%
Interest and principal both due date			Mar. 24, 2018
Warrant term			5 years
Warrants, exercise price			$ 0.20
Repaid principal																														15,000
Repaid of interest																														365
Third March 2018 Rosen Loan Agreement [Member]
Related Party Loans (Textual)
Warrants issued to purchase shares		10,000
Note accrues interest rate		12.00%
Interest and principal both due date		Mar. 28, 2018
Warrant term		5 years
Warrants, exercise price		$ 0.20
Repaid principal																														10,000
Repaid of interest																														230
May 2018 Schiller Loan Agreement [Member]
Related Party Loans (Textual)
Warrants issued to purchase shares	300,000
Note accrues interest rate	13.00%
Warrant term	4 years
Warrants, exercise price	$ 0.20
June 2018 Frommer Loan Agreement [Member]
Related Party Loans (Textual)
Warrants issued to purchase shares							30,000
Note accrues interest rate							6.00%
Interest and principal both due date							Aug. 17, 2018
Warrant term							4 years
Warrants, exercise price							$ 0.20
Line of Credit [Member]
Related Party Loans (Textual)
Revolving line of credit															$ 130,000
LOC bears interest rate															18.00%
Total outstanding balance of line of credit - related party																														$ 130,000
Revolving Line of Credit's maturity date																														Jun. 01, 2019
April Rosen Note [Member]
Related Party Loans (Textual)
Convertible note																	$ 25,000
Issuance of warrants																	17,500
Note accrues interest rate																	12.00%
Interest and principal both due date																	Sep. 01, 2017
Warrant term																	5 years
Warrants, exercise price																	$ 0.20
April Gordon Notes [Member]
Related Party Loans (Textual)
Convertible note																	$ 25,000
Issuance of warrants																	17,500
Note accrues interest rate																	12.00%
Interest and principal both due date																	Sep. 01, 2017
Warrant term																	5 years
Warrants, exercise price																	$ 0.20
August 2017 Convertible Note Offering [Member]
Related Party Loans (Textual)
Issuance of warrants																																4,555,129
Secured debt																																$ 1,217,177
Note accrues interest rate																																				15.00%
Debt Instrument, Unamortized Discount, Current																																472,675
Aggregate principal amount																																1,585,000
Unpaid interest																																40,146
Fair value derivative liability																																$ 440,157
Convertible secured promissory note, description											The August Offering consisted of a maximum of $6,000,000 of units of the Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price"). The Notes mature on the second (2nd) anniversary of their issuance dates.																					The Company offered, through a placement agent, $6,000,000 of units of its securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant ( each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Second December 2017 Note [Member]
Related Party Loans (Textual)
Convertible note																									$ 100,000
Maturity date, description																														December 21, 2019
Warrants issued to purchase shares																									500,000
Note accrues interest rate																									15.00%					15.00%
Interest and principal both due date																									Dec. 27, 2019
Conversion price per share																									$ 0.20
Warrant term																									5 years
Debt Instrument, Unamortized Discount, Current																									$ 36,722
Warrants, exercise price																									$ 0.20
February 2018 Convertible Note Offering [Member]
Related Party Loans (Textual)
Notes conversion, description																														The Placement Agent shares of the Company's common stock equal to ten percent (10%) of the Conversion Shares underlying the Notes or 12,500 shares that had a fair value of $2,606, which was recorded as issuance cost and is being accreted over the life of the note to accretion of debt discount and issuance cost.
Convertible note						$ 40,750
Issuance of warrants						81,500																								1,453,375
Secured debt																														$ 250,000
Note accrues interest rate						18.00%
Interest and principal both due date						Feb. 08, 2020
Conversion price per share						$ 0.20
Warrant term						5 years
Debt Instrument, Unamortized Discount, Current						$ 7,963
Warrants, exercise price						$ 0.20
Aggregate principal amount																														725,000
Unpaid interest																														40,675
Fair value derivative liability																														181,139
BCF and related debt discount						$ 5,298																								$ 37,350
Convertible secured promissory note, description																														The Notes are secured by a second priority security interest in the Company's assets up to $1,000,000.
Placement agent cash fee																														$ 3,250
Repayment of principal																														$ 5,298
Investor [Member]
Related Party Loans (Textual)
Issuance of warrants																																778,750
Warrant term																														4 years		5 years
Debt Instrument, Unamortized Discount, Current																																$ 78,823
Warrants, exercise price																														$ 0.20		$ 0.20
Investor [Member] | August 2017 Convertible Note Offering [Member]
Related Party Loans (Textual)
Gross proceeds of private placement offering																																$ 505,000
Short term debt																																645,000
Fair value of warrants																																$ 440,157
Issuance of warrants																																4,555,129
Increase of principal amount																																$ 60,000
Maturity date, description																																The Notes mature on the second (2nd) anniversary of their issuance dates.
Warrants issued to purchase shares																																2,525,000
Conversion price per share																																$ 0.20
Warrant term																																5 years
Warrants, exercise price																																$ 0.20
Debt discount																																$ 160,700
Unpaid interest																																$ 206,026
Convertible secured promissory note, description																																Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant ( each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Loss on extinguishment of debt																																$ 500,157
Units of securities																																$ 6,000,000
Investor [Member] | March 2018 Convertible Note Offering [Member]
Related Party Loans (Textual)
Gross proceeds of private placement offering																														$ 239,400
Issuance of warrants																														1,197,000
Debt discount																														$ 84,854
Investor [Member] | August 2017 Convertible Note Offering [Member]
Related Party Loans (Textual)
Issuance of warrants																																2,525,000
Warrants issued to purchase shares																																7,925,000
Debt discount																																$ 160,700
Third Party Lender [Member] | Second February 2018 Note [Member]
Related Party Loans (Textual)
Gross proceeds of private placement offering																														$ 25,000
Convertible note						$ 40,750
Issuance of warrants																														125,000
Warrants issued to purchase shares						81,500
Note accrues interest rate						18.00%
Interest and principal both due date						Sep. 30, 2018
Conversion price per share						$ 0.20																								$ 0.20
Warrant term						5 years																								5 years
Warrants, exercise price						$ 0.20																								$ 0.20
Debt discount						$ 7,963																								$ 11,054
BCF and related debt discount																														$ 1,063
Convertible secured promissory note, description																														Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Units of securities																														$ 750,000
Original issue discount						$ 5,298
Repayment of principal																														$ 5,298
Third Party Lender [Member] | Second December 2017 Note [Member]
Related Party Loans (Textual)
Convertible note																									$ 100,000
Warrants issued to purchase shares																									500,000
Note accrues interest rate																									15.00%
Interest and principal both due date																									Dec. 27, 2019
Conversion price per share																									$ 0.20
Warrant term																									5 years
Warrants, exercise price																									$ 0.20
Debt discount																									$ 36,722